Intangible Assets, Net (Details) - Schedule of Future Amortization - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Amortization [Abstract]
2024	$ 201,423
2025	169,639
2026	144,188
2027	9,899
2028	3,495
Thereafter	1,001
Total	$ 529,645	$ 816,885